CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 153,835	$ 22,304	¥ 349,077		¥ 213,538
Prepayments and other current assets	242,994	35,231	337,033
Total current assets	1,199,968	173,979	1,475,442
Non-current assets
Intangible assets, net	30,672	4,447	55,376
Total non-current assets	677,962	98,294	822,367
Total assets	1,877,930	272,273	2,297,809
Current liabilities
Accrued expenses and other current liabilities	358,312	51,947	382,629
Total current liabilities	774,304	112,260	979,013
Non-current liabilities
Total non-current liabilities	45,280	6,566	65,655
Total liabilities	819,584	118,826	1,044,668
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2021 and 2022; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2021 and 2022)	¥ 249	$ 36	¥ 249
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,543	389,331,543	389,331,543
Ordinary shares, shares outstanding	389,331,543	389,331,543	389,331,543
Less: Treasury stock (18,266,523 shares and 17,951,931 shares as of December 31, 2021 and 2022, respectively)	¥ (288,600)	$ (41,843)	¥ (293,795)
Treasury stock	17,951,931	17,951,931	18,266,523
Additional paid-in capital	¥ 9,125,655	$ 1,323,096	¥ 9,125,748
Accumulated other comprehensive income	298,981	43,348	271,821
Accumulated deficit	(8,028,261)	(1,163,988)	(7,834,879)
Total Tuniu Corporation shareholders' equity	1,108,024	160,649	1,269,144
Total liabilities, redeemable noncontrolling interests and equity	¥ 1,877,930	$ 272,273	¥ 2,297,809
Board of Directors Chairman
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Class A ordinary shares
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,043	371,958,043	371,958,043
Ordinary shares, shares outstanding	371,958,043	371,958,043	371,958,043
Class B ordinary shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500	17,373,500
Parent Company [Member]
Current assets
Cash and cash equivalents	¥ 1,292	$ 187	¥ 4,712
Amounts due from subsidiaries and Affiliated Entities	7,077,952	1,026,207	6,855,545
Prepayments and other current assets	151	22	130
Total current assets	7,079,395	1,026,416	6,860,387
Non-current assets
Total assets	7,079,395	1,026,416	6,860,387
Current liabilities
Accrued expenses and other current liabilities	6,559	951	8,038
Total current liabilities	6,559	951	8,038
Non-current liabilities
Investments deficit in subsidiaries and Affiliated Entities	5,964,812	864,816	5,583,205
Total non-current liabilities	5,964,812	864,816	5,583,205
Total liabilities	5,971,371	865,767	5,591,243
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2021 and 2022; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2021 and 2022)	¥ 249	$ 36	¥ 249
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,543	389,331,543	389,331,543
Ordinary shares, shares outstanding	389,331,543	389,331,543	389,331,543
Less: Treasury stock (18,266,523 shares and 17,951,931 shares as of December 31, 2021 and 2022, respectively)	¥ (288,600)	$ (41,843)	¥ (293,795)
Additional paid-in capital	9,125,655	1,323,096	9,125,748
Accumulated other comprehensive income	298,981	43,348	271,821
Accumulated deficit	(8,028,261)	(1,163,988)	(7,834,879)
Total Tuniu Corporation shareholders' equity	1,108,024	160,649	1,269,144
Total liabilities, redeemable noncontrolling interests and equity	¥ 7,079,395	$ 1,026,416	¥ 6,860,387
Parent Company [Member] | Board of Directors Chairman
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000
Parent Company [Member] | Class A ordinary shares
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,043	371,958,043	371,958,043
Ordinary shares, shares outstanding	371,958,043	371,958,043	371,958,043
Parent Company [Member] | Class B ordinary shares
Equity
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500	17,373,500